Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Non-Cancellable Future Minimum Lease Payments

The following are the aggregate non-cancellable future minimum lease payments under operating leases as of September 30, 2025:

For the year ending September 30,	Operating Leases
2026	$20,790
Total lease payments	$20,790

The following are the aggregate non-cancellable future minimum lease payments under operating and financing leases as of December 31, 2024:

For the year ending December 31,	Operating Leases
2025	$15,706
Total lease payments	$15,706